Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets, Net
Schedule of intangible assets

	September 30, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(17,036)	$120,464
Favorable lease asset	220	(112)	108
Software	890	(513)	377
Intangible assets, net	$138,610	$(17,661)	$120,949

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

	December 31, 2020
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(5,496)	$132,004
Favorable lease asset	220	(36)	184
Software	436	(285)	151
Intangible assets, net	$138,156	$(5,817)	$132,339

Schedule of estimated amortization expense for intangible assets

(Thousands)
2022	$6,808
2023	6,712
2024	6,681
2025	6,616
2026	6,606
Thereafter	92,491
Total	$125,914